SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Total	¥ 784	¥ 579
SYW [Member] | Rental and Other Fees Received in Advance [Member]
Related Party Transaction [Line Items]
Deferred revenue from related party	93,341	2,604
SYW [Member] | Rental Fee [Member]
Related Party Transaction [Line Items]
Deferred revenue from related parties		2,604
SYW [Member] | Other Current Liabilities [Member] | Entertainment Service [Member]
Related Party Transaction [Line Items]
Total	554	579
Fuchiwaki Takeshi [Member] | Other Current Liabilities [Member] | Operating Expense Paid on Behalf of the Company [Member]
Related Party Transaction [Line Items]
Total	230
GARNET [Member] | Real Estate Management Service [Member]
Related Party Transaction [Line Items]
Accounts receivable from related party		¥ 2,290